Organization and Business Description (Tables)	6 Months Ended
Jun. 30, 2025
Organization and Business Description [Abstract]
Schedule of Subsidiaries of the Company

Details of the subsidiaries of the Company as of June 30, 2025 are set out below:

Name of Entity	Date of Incorporation/Acquisition	Jurisdiction of Formation	Percentage of Ownership	Principal Activities
HUHUTECH (HK) Limited (“HUHU HK”)	July 28, 2021	Hong Kong, PRC	100% by HUHU	Investment holding
Wuxi Xinwu District Jianmeng Electromechanical Technology Co., Ltd (“WFOE”)	December 10, 2021	PRC	100% by HUHU HK	Investment holding
Jiangsu Huhu Electromechanical Technology Co., Ltd. (“HUHU China”)	August 20, 2015	PRC	100% by WFOE	System integration and engineering services
Huhu Technology Co., Ltd. (“HUHU Japan”)	April 25, 2022	JAPAN	100% by HUHU	System integration and engineering services
ADPIRATIONAL TECHNLOGY CO. (“HUHU USA”)	January 30, 2025	USA	100% by HUHUTECH	System integration and engineering services
Huhu Technologies Deutschland GmbH (HUHU “Deutschland”)*	May 7, 2025	Germany	100% by HUHUTECH	System integration and engineering services

*	The Company arranged the establishment of Huhu Deutschland with an employee as a nominee shareholder and legal representative. On March 7, 2025, the Company acquired the 100% equity interest in Huhu Deutschland from the employee for a consideration of €25,000, equivalent to the initial capital. Before the acquisition, HUHU Deutschland had no operation and did not meet the definition of a “business”. Given the fact that the Company effectively controls Huhu Deutschland since its inception, the Company believes the above restructure shall be accounted for under common control in accordance with ASC805-50-25-2 and ASC 805-50-45.